UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22312

ACAP Strategic Fund
(Exact name of registrant as specified in charter)

350 Madison Avenue, 9th Floor
New York, New York 10017
(Address of principal executive offices) (Zip code)

SilverBay Capital Management LLC
350 Madison Avenue, 9th Floor
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:	212-389-8713

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1 -5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule of Investments is attached herewith.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited)

Shares	Securities	July 31, 2010 Fair Value

	Investments in Securities – 109.62%
	Common Stocks – 109.33%
	Bermuda – 3.39%
	Computer Services – 0.98%
15,400	Accenture PLC (a)	$610,456
	Semiconductor Components - Integrated Circuits – 2.41%
100,300	Marvell Technology Group Ltd * (a)	1,496,476

	Total Bermuda (cost $2,508,134)	$2,106,932

	Canada – 1.79%
	Computers – 1.79%
19,400	Research In Motion Ltd * (a)	1,116,082

	Total Canada (cost $1,164,299)	$1,116,082

	China – 18.91%
	Computer Services – 1.03%
25,300	VanceInfo Technologies Inc ADR *	642,367

	Food - Confectionery – 0.62%
498,000	Want Want China Holdings Ltd.	389,913

	Instruments - Controls – 1.02%
907,000	China Automation Group Ltd.	631,887

	Insurance Brokers – 2.15%
56,700	CNinsure Inc ADR (a)	1,336,986

	Internet Content - Information / Network – 1.28%
9,800	Baidu Inc *	797,818

	Real Estate Management / Services – 1.06%
40,600	E-House China Holdings Ltd ADR (a)	661,780

	Real Estate Operations / Development – 1.65%
625,500	Longfor Properties	685,475
1,160,000	Powerlong Real Estate Holdings Ltd.	340,587

		1,026,062

	Retail - Regional Department Stores – 3.43%
897,000	Golden Eagle Retail Group Ltd.	2,132,353

	Retail - Restaurants – 1.46%
771,000	Ajisen China Holdings Ltd.	909,462

	Transactional Software – 1.80%
33,600	Longtop Financial Technologies Ltd ADR * (a)	1,119,888

	Web Portals / ISP – 3.41%
32,400	Netease.com ADR * (a)	1,240,920
20,700	Sina Corp *	885,546

		2,126,466

	Total China (cost $11,024,504)	$11,774,982

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares	Securities	July 31, 2010 Fair Value

	Common Stock (continued)
	France – 1.09%
	Batteries / Battery Systems – 1.09%
19,762	Saft Groupe SA	$677,245

	Total France (cost $691,009)	$677,245

	Hong Kong – 8.36%
	Agricultural Operations – 0.90%
537,000	China Green Holdings Ltd.	557,371

	Alternative Waste Technology – 2.01%
2,717,000	China Everbright International Ltd.	1,249,087

	Diversified Operations – 1.67%
760,000	Guangdong Investments Ltd.	380,713
144,000	Shanghai Industrial Holdings Ltd.	656,449

		1,037,162

	Electronic Measuring Instruments – 0.22%
174,000	Wasion Meters Group Ltd.	140,044

	Lottery Services – 0.55%
3,975,000	REXLot Holdings Ltd.	348,082

	Retail-Apparel/Shoes – 3.01%
2,916,000	Trinity Ltd.	1,873,799

	Total Hong Kong (cost $5,463,110)	$5,205,545

	Israel – 0.81%
	Electronic Components - Semiconductors – 0.81%
30,400	Mellanox Technologies Ltd * (a)	506,464

	Total Israel (cost $659,185)	$506,464

	Singapore – 1.35%
	Electronic Components - Semiconductors – 1.35%
38,600	Avago Technologies Ltd * (a)	839,936

	Total Singapore (cost $809,286)	$839,936

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares	Securities	July 31, 2010 Fair Value

	Common Stock (continued)
	United States – 73.63%
	Commercial Banks - Southern U.S. – 0.58%
137,100	Synovus Financial Corp.	$359,202

	Commercial Services - Finance – 4.60%
7,500	Mastercard Inc (a)	1,575,300
17,600	Visa Inc (a)	1,290,960

		2,866,260

	Computers – 14.50%
23,100	Apple Inc * (a)	5,942,475
102,500	Dell Inc * (a)	1,357,100
37,500	Hewlett-Packard Co (a)	1,726,500

		9,026,075

	Computers - Memory Devices – 7.49%
33,700	EMC Corp (a)	666,923
91,500	Sandisk Corp * (a)	3,998,550

		4,665,473

	Consulting Services – 2.06%
43,200	Verisk Analytics Inc * (a)	1,282,608

	Electronic Components - Semiconductors – 13.33%
28,700	Altera Corp.	795,564
45,600	Broadcom Corp (a)	1,642,968
128,100	Micron Technology Inc * (a)	932,568
39,300	Monolithic Power Systems Inc * (a)	692,466
73,700	Omnivision Technologies Inc * (a)	1,644,247
13,000	Silicon Laboratories Inc * (a)	520,650
10,000	Texas Instruments Inc.	246,900
65,200	Xilinx Inc (a)	1,820,384

		8,295,747

	Engineering / R&D Services – 1.78%
16,800	Mistras Group Inc *	167,832
29,300	The Shaw Group Inc * (a)	938,772

		1,106,604

	Industrial Audio & Video Production – 2.47%
24,200	Dolby Laboratories Inc * (a)	1,535,974

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares	Securities	July 31, 2010 Fair Value

	Common Stock (concluded)
	United States (concluded)
	Investment Management / Advisory Services – 5.22%
19,300	Franklin Resources Inc (a)	$1,941,194
124,600	Janus Capital Group Inc (a)	1,305,808

		3,247,002

	Retail - Consumer Electronics – 2.59%
46,500	Best Buy Co Inc (a)	1,611,690

	Retail - Discount – 1.27%
17,850	Dollar Tree Inc * (a)	791,112

	Semiconductor Components - Integrated Circuits – 9.05%
66,000	Analog Devices Inc (a)	1,960,860
86,800	Cypress Semiconductor Corp * (a)	920,080
194,800	Integrated Device Technology Inc * (a)	1,131,788
42,800	Linear Technology Corp.	1,364,464
37,100	Triquint Semiconductor Inc *	257,103

		5,634,295

	Semiconductor Equipment – 1.44%
23,200	Kla-Tencor Corp.	734,744
14,800	Teradyne Inc *	159,248

		893,992

	Telecommunication Equipment – 1.17%
104,400	Tellabs Inc (a)	728,712

	Transport - Services – 0.54%
28,200	Echo Global Logistics Inc * (a)	337,272

	Web Hosting / Design – 2.90%
9,300	Equinix Inc * (a)	869,643
104,500	Terremark Worldwide Inc *	938,410

		1,808,053

	Wireless Equipment – 2.64%
97,000	Aruba Networks Inc * (a)	1,647,060

	Total United States (cost $44,763,430)	$45,837,131

	Total Common Stock (cost $67,082,957)	$68,064,317

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares	Securities	July 31, 2010 Fair Value

	Purchased Options – 0.29%
	Call Options – 0.29%
	United States – 0.29%
	Computers – 0.29%
193	Apple Inc, 01/22/2011, $300.00	$178,525

	Total Purchased Options (cost $255,901)	$178,525

	Total Investment in Securities (cost $67,338,858) - 109.62%	$68,242,842

	Other Liabilities in Excess of Assets - (9.62%)	(5,989,660)

	Net Assets - 100.00%	$62,253,182

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased and certain options
*	Non-income producing security.
ADR	American Depository Receipt

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

Investments in Securities - By Industry	July 31, 2010 Percentage of Net Assets (%)

Agricultural Operations	0.90
Alternative Waste Technology	2.01
Batteries / Battery Systems	1.09
Commercial Banks - Southern U.S.	0.58
Commercial Services - Finance	4.60
Computer Services	2.01
Computers	16.58
Computers - Memory Devices	7.49
Consulting Services	2.06
Diversified Operations	1.67
Electronic Components - Semiconductors	15.49
Electronic Measuring Instruments	0.22
Engineering / R&D Services	1.78
Food - Confectionery	0.62
Industrial Audio & Video Production	2.47
Instruments - Controls	1.02
Insurance Brokers	2.15
Internet Content - Information / Network	1.28
Investment Management / Advisory Services	5.22
Lottery Services	0.55
Real Estate Management / Services	1.06
Real Estate Operations / Development	1.65
Retail - Consumer Electronics	2.59
Retail - Discount	1.27
Retail - Regional Department Stores	3.43
Retail - Restaurants	1.46
Retail-Apparel/Shoes	3.01
Semiconductor Components - Integrated Circuits	11.46
Semiconductor Equipment	1.44
Telecommunication Equipment	1.17
Transactional Software	1.80
Transport - Services	0.54
Web Hosting / Design	2.90
Web Portals / ISP	3.41
Wireless Equipment	2.64

Total Investments in Securities	109.62%

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited)

Shares	Securities	July 31, 2010 Fair Value

	Securities Sold, Not Yet Purchased – 56.03%
	Common Stock – 56.03%
	China – 6.85%
	Airport Development / Maintenance – 0.34%
398,000	Beijing Capital International Airport Co Ltd.	$210,137

	Commercial Banks - Non U.S. – 2.63%
1,477,000	Bank of China Ltd.	779,829
320,500	China Merchants Bank Co Ltd.	856,409

		1,636,238

	Electric - Generation – 0.97%
604,000	Datang International Power Generation Co Ltd.	259,010
594,000	Huaneng Power International Inc.	345,748

		604,758

	Internet Application Software – 0.33%
10,700	Tencent Holdings Ltd.	206,272

	Metal - Aluminum – 0.29%
8,400	Aluminum Corp of China Ltd.	186,144

	Metal Processors & Fabrication – 0.43%
421,200	China Zhongwang Holdings Ltd.	265,236

	Property / Casualty Insurance – 0.23%
140,000	PICC Property & Casualty Co Ltd.	141,705

	Real Estate Operations / Development – 0.81%
322,800	Guangzhou R&F Properties Co Ltd.	505,478

	Semiconductor Components - Integrated Circuits – 0.05%
8,100	Semiconductor Manufacturing International Corp.	28,350

	Steel - Producers – 0.77%
318,000	Angang Steel Co Ltd.	479,943

	Total China (proceeds $4,054,243)	$4,264,261

	Finland – 1.87%
	Wireless Equipment – 1.87%
122,700	Nokia OYJ ADR	1,166,877

	Total Finland (proceeds $1,301,361)	$1,166,877

	Germany – 1.67%
	Power Conversion / Supply Equipment – 0.56%
2,845	SMA Solar Technology AG	351,557

	Semiconductor Equipment – 0.85%
17,596	Aixtron AG	525,991

	Transport - Services – 0.26%
9,238	Deutsche Post AG	160,370

	Total Germany (proceeds $980,220)	$1,037,918

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares	Securities	July 31, 2010 Fair Value

	Common Stock (continued)
	Hong Kong – 2.05%
	Cellular Telecommunications – 1.01%
62,000	China Mobile Hong Kong Ltd.	$627,152

	Real Estate Operations / Development – 1.04%
175,392	Hysan Development Co Ltd.	545,458
7,002	Sun Hung Kai Properties Ltd.	102,883

		648,341

	Total Hong Kong (proceeds $1,203,518)	$1,275,493

	Japan – 12.45%
	Audio / Video Products – 0.90%
42,700	Panasonic Corp.	562,681

	Auto - Cars / Light Trucks – 0.42%
203,000	Mitsubishi Motors Corp.	264,693

	Building Products - Doors and Windows – 0.53%
32,688	Asahi Glass Co Ltd.	331,924

	Circuit Boards – 0.99%
20,600	Ibiden Co Ltd.	613,512

	Computers - Integrated Systems – 0.97%
167	NTT Data Corp.	605,082

	Electronic Components - Miscellaneous – 4.83%
30,500	Hoya Corp.	723,588
10,500	Murata Manufacturing Co Ltd.	517,351
10,700	Nidec Corp.	1,001,320
60,000	Nippon Electric Glass Co Ltd.	762,266

		3,004,525

	Electronic Components - Semiconductors – 0.60%
6,000	Rohm Co Ltd.	377,325

	Electronic Connectors – 0.80%
4,900	Hirose Electric Co Ltd.	495,300

	Photo Equipment & Supplies – 1.26%
37,000	Konica Minolta Holdings Inc.	388,518
14,900	Olympus Corp.	398,193

		786,711

	Semiconductor Equipment – 0.32%
3,700	Tokyo Electron Ltd.	198,102

	Toys – 0.27%
18,600	Namco Bandai Holdings.	165,905

	Web Portals / ISP – 0.56%
904	Yahoo Japan Corp.	346,839

	Total Japan (proceeds $7,566,129)	$7,752,599

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares	Securities	July 31, 2010 Fair Value

	Common Stock (continued)
	South Korea – 1.21%
	Electronic Components - Miscellaneous – 1.21%
49,200	LG Display Co Ltd ADR	$756,204

	Total South Korea (proceeds $831,746)	$756,204

	Switzerland – 2.09%
	Computers - Peripheral Equipment – 0.71%
27,900	Logitech International SA	439,146

	Electronic Components - Semiconductors – 1.38%
104,900	STMicroelectronics NV	859,131

	Total Switzerland (proceeds $1,352,995)	$1,298,277

	Taiwan – 2.09%
	Electronic Components - Miscellaneous – 0.84%
54,700	Au Optronics	519,650

	Semiconductor Components - Integrated Circuits – 1.25%
89,900	Siliconware Precision Industries Co ADR	438,712
112,500	United Microelectronics	340,875

		779,587

	Total Taiwan (proceeds $1,361,078)	$1,299,237

	United Kingdom – 0.62%
	Semiconductor Components - Integrated Circuits – 0.62%
72,139	CSR PLC	385,928

	Total United Kingdom (proceeds $407,699)	$385,928

	United States – 25.13%
	Commercial Banks - Southern U.S. – 0.59%
14,800	BB&T Corp.	367,484

	Commercial Banks - Western U.S. – 0.70%
37,000	Cathay General Bancorp	435,120

	Commercial Services - Finance – 0.28%
3,800	Coinstar Inc.	172,900

	Cruise Lines – 2.27%
21,000	Carnival Corp.	728,280
23,700	Royal Caribbean Cruises Ltd.	683,982

		1,412,262

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares	Securities	July 31, 2010 Fair Value

	Common Stock (continued)
	United States (continued)
	E-Commerce / Services – 0.30%
1,800	NetFlix Inc.	$184,590

	Electric - Integrated – 3.23%
29,300	Consolidated Edison Inc.	1,351,316
18,600	Southern Co.	657,138

		2,008,454

	Electronic Components - Semiconductors – 3.59%
67,800	Amkor Technology Inc.	391,206
7,800	Cree Inc.	552,552
21,200	Microchip Technology Inc.	645,540
40,900	QLogic Corp.	651,128

		2,240,426

	Finance - Other Services – 1.34%
28,800	NYSE Euronext	834,336

	Multi-Media – 1.75%
10,400	Meredith Corp.	330,200
22,500	Walt Disney Co.	758,025

		1,088,225

	Networking Products – 0.40%
9,400	Atheros Communications Inc.	248,536

	Paper & Related Products – 1.05%
26,900	International Paper Co.	650,980

	Recreational Centers – 1.15%
19,700	Life Time Fitness Inc.	716,292

	REITS - Apartments – 3.49%
6,900	AvalonBay Communities Inc.	725,121
15,900	Camden Property Trust	723,768
6,900	Essex Property Trust Inc.	725,259

		2,174,148

	REITS - Single Tenant – 0.76%
14,800	Realty Income Corp.	474,932

	Semiconductor Components - Integrated Circuits – 2.43%
19,800	Maxim Integrated Products Inc.	347,094
24,300	Micrel Inc.	236,196
18,900	Power Integrations Inc.	668,115
25,400	Sigma Designs Inc.	260,096

		1,511,501

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares	Securities	July 31, 2010 Fair Value

	Common Stock (concluded)
	United States (concluded)
	Semiconductor Equipment – 0.97%
14,000	Veeco Instruments Inc.	$606,200

	Telephone - Integrated – 0.83%
17,800	Verizon Communications Inc.	517,268

	Total United States (proceeds $14,889,257)	$15,643,654

	Total Securities Sold, Not Yet Purchased (proceeds $33,948,246)	$34,880,448

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (concluded)

Securities Sold, Not Yet Purchased - By Industry	July 31, 2010 Percentage of Net Assets (%)

Airport Development / Maintenance	0.34
Audio / Video Products	0.90
Auto - Cars / Light Trucks	0.42
Building Products - Doors and Windows	0.53
Cellular Telecommunications	1.01
Circuit Boards	0.99
Commercial Banks - Non U.S.	2.63
Commercial Banks - Southern U.S.	0.59
Commercial Banks - Western U.S.	0.70
Commercial Services - Finance	0.28
Computers - Integrated Systems	0.97
Computers - Peripheral Equipment	0.71
Cruise Lines	2.27
E-Commerce / Services	0.30
Electric - Generation	0.97
Electric - Integrated	3.23
Electronic Components - Miscellaneous	6.88
Electronic Components - Semiconductors	5.57
Electronic Connectors	0.80
Finance - Other Services	1.34
Internet Application Software	0.33
Metal - Aluminum	0.29
Metal Processors & Fabrication	0.43
Multi-Media	1.75
Networking Products	0.40
Paper & Related Products	1.05
Photo Equipment & Supplies	1.26
Power Conversion / Supply Equipment	0.56
Property / Casualty Insurance	0.23
Real Estate Operations / Development	1.85
Recreational Centers	1.15
REITS - Apartments	3.49
REITS - Single Tenant	0.76
Semiconductor Components - Integrated Circuits	4.35
Semiconductor Equipment	2.14
Steel - Producers	0.77
Telephone - Integrated	0.83
Toys	0.27
Transport - Services	0.26
Web Portals / ISP	0.56
Wireless Equipment	1.87

Total Securities Sold, Not Yet Purchased	56.03%

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited)

Notional Amount	Maturity Date		July 31, 2010 Unrealized Gain/(Loss)

	Swap Contracts - (0.52%)
	Total Return Swap Contracts - Long - (0.48%)
	Electronic Components - Miscellaneous - (0.04%)
$559,975	3/1/2012	Nissha Printing Co Ltd.	$(3,036)

Agreement with Morgan Stanley, dated 06/15/2009 to receive the total return of the shares of Nissha Printing Co Ltd in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.60%

593,161	3/2/2012	Samsung SDI Co Ltd.	(22,304)

Agreement with Morgan Stanley, dated 03/03/2010 to receive the total return of the shares of Samsung SDI Co Ltd in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.90%

			(25,340)

	Electronic Components - Semiconductors - (0.06%)
1,687,873	3/2/2012	Samsung Electronics Co Ltd.	(40,011)

Agreement with Morgan Stanley, dated 03/03/2010 to receive the total return of the shares of Samsung Electronics Co Ltd in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.90%

	Enterprise Software / Services - (0.11%)
1,837,836	3/1/2012	Oracle Corp.	(69,564)

Agreement with Morgan Stanley, dated 03/02/2010 to receive the total return of the shares of Oracle Corp in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%

	Semiconductor Equipment - 0.00%
623,097	3/2/2012	Joosung Engineering Co Ltd.	2,381

Agreement with Morgan Stanley, dated 05/20/2010 to receive the total return of the shares of Joosung Engineering Co Ltd in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 1.25%

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		July 31, 2010 Unrealized Gain/(Loss)

	Swap Contracts (continued)
	Total Return Swap Contracts - Long (continued)
	Toys - 0.00%
$361,715	3/1/2012	Nintendo Co Ltd.	$702

Agreement with Morgan Stanley, dated 12/16/2008 to receive the total return of the shares of Nintendo Co Ltd in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.60%

	Web Portals / ISP - (0.14%)
1,871,994	3/1/2012	Google Inc Class A	(29,564)

Agreement with Morgan Stanley, dated 03/02/2010 to receive the total return of the shares of Google Inc Class A in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%

1,788,301	3/2/2012	NHN Corp.	(57,866)

Agreement with Morgan Stanley, dated 03/03/2010 to receive the total return of the shares of NHN Corp in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.90%

			(87,430)

	Wireless Equipment - (0.13%)
2,835,606	3/1/2012	QUALCOMM Inc.	(82,422)

Agreement with Morgan Stanley, dated 03/02/2010 to receive the total return of the shares of QUALCOMM Inc in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%

	Total Long Swap Contracts		$(301,684)

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		July 31, 2010 Unrealized Gain/(Loss)

	Swap Contracts (continued)
	Total Return Swap Contracts - Short - (0.04%)
	Audio / Video Products - (0.05%)
$491,494	3/1/2012	Pioneer Corp.	$(33,941)

Agreement with Morgan Stanley, dated 03/02/2009 to deliver the total return of the shares of Pioneer Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

	Auto - Cars / Light Trucks - 0.01%
429,936	3/1/2012	Volvo AB Class B	3,251

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of Volvo AB Class B in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.50%.

	Capacitors - 0.00%
636,374	3/1/2012	Taiyo Yuden Co Ltd.	(1,732)

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of Taiyo Yuden Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

	Cellular Telecommunications - 0.00%
176,556	3/2/2012	SK Telecom Co Ltd.	(1,462)

Agreement with Morgan Stanley, dated 06/17/2010 to deliver the total return of the shares of SK Telecom Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.19%.

	Circuit Boards - 0.01%
134,437	3/1/2012	Nan Ya Printed Circuit Board Corp.	3,613

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of Nan Ya Printed Circuit Board Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 9.00%.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		July 31, 2010 Unrealized Gain/(Loss)

	Swap Contracts (continued)
	Total Return Swap Contracts - Short (continued)
	Computers - (0.03%)
$196,189	3/1/2012	HTC Corp.	$(15,757)

Agreement with Morgan Stanley, dated 06/14/2010 to deliver the total return of the shares of HTC Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.00%.

	Computers - Peripheral Equipment - 0.00%
240,272	3/1/2012	Chimei Innolux Corp.	557

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of Chimei Innolux Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.50%.

	Electric Products - Miscellaneous - (0.02%)
475,619	3/1/2012	Casio Computer Co Ltd.	(12,501)

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of Casio Computer Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

	Electronic Components - Miscellaneous - (0.05%)
566,126	3/1/2012	Alps Electric Co Ltd.	(25,816)

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of Alps Electric Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

	Electronic Components - Semiconductors - 0.06%
798,274	3/1/2012	Elpida Memory Inc.	237

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of Elpida Memory Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.69%.

268,546	3/1/2012	Epistar Corp.	7,351

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of Epistar Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.50%.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		July 31, 2010 Unrealized Gain/(Loss)

	Swap Contracts (continued)
	Total Return Swap Contracts - Short (continued)
	Electronic Components - Semiconductors (continued)
$667,311	3/2/2012	Hynix Semiconductor Inc.	$28,910

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of Hynix Semiconductor Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 2.36%.

489,361	3/1/2012	Shinko Electric Industries Co Ltd.	5,322

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of Shinko Electric Industries Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

			41,820

	Machinery - Machinery Handling - 0.01%
152,002	3/1/2012	Tsugami Corp.	3,428

Agreement with Morgan Stanley, dated 07/27/2010 to deliver the total return of the shares of Tsugami Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.86%.

	Paper & Related Products - 0.00%
432,202	3/1/2012	UPM-Kymmene Oyj	174

Agreement with Morgan Stanley, dated 07/27/2010 to deliver the total return of the shares of UPM-Kymmene Oyj in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.50%.

	Power Conversion / Supply Equipment - 0.02%
445,394	3/1/2012	Vestas Wind Systems AS	15,140

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of Vestas Wind Systems AS in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.50%.

	Total Short Swap Contracts		$(23,226)

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (concluded)

Swap Contracts - By Industry	July 31, 2010 Percentage of Net Assets (%)

Audio / Video Products	(0.05%)
Auto - Cars / Light Trucks	0.01%
Capacitors	0.00%
Cellular Telecommunications	0.00%
Circuit Boards	0.01%
Computers	(0.03%)
Computers - Peripheral Equipment	0.00%
Electric Products - Miscellaneous	(0.02%)
Electronic Components - Miscellaneous	(0.09%)
Electronic Components - Semiconductors	0.00%
Enterprise Software / Services	(0.11%)
Machinery - Machinery Handling	0.01%
Paper & Related Products	0.00%
Power Conversion / Supply Equipment	0.02%
Semiconductor Equipment	0.00%
Toys	0.00%
Web Portals / ISP	(0.14%)
Wireless Equipment	(0.13%)

Total Swap Contracts	(0.52%)

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ACAP Strategic Fund

By (Signature and Title)*	/s/ Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal
Executive Officer
(principal executive officer)

Date	September 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal
Executive Officer
(principal executive officer)

Date	September 28, 2010

By (Signature and Title)*	/s/ George Mykoniatis
George Mykoniatis, Treasurer and Principal Financial Officer
(principal financial officer)

Date	September 28, 2010

* Print the name and title of each signing officer under his or her signature.